CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Treasury shares	Free distributable reserves	Non-distributable reserves	Legal reserves	Currency translation adjustments	Other reserves	Retained earnings [1]	Total	Non-controlling interests	Total
Balance at Dec. 31, 2020	$ 163,223	$ 183,430	$ (6,145)	$ 378,910	$ 1,358,028	$ 176	$ (417,272)	$ (1,321,142)	$ 150,202	$ 489,410	$ 315,876	$ 805,286
Income / (loss) for the year									(117,755)	(117,755)	(63,221)	(180,976)
Shareholders contributions											11,475	11,475
Transfer to legal reserve						905			(905)
Share-based payments reserve			1,373					(1,500)	1,147	1,020		1,020
Other comprehensive (loss) / income for the year							95,625	(2)		95,623	43,099	138,722
Changes in non-controlling interests								1,433		1,433	(3,352)	(1,919)
Balance at Dec. 31, 2021	163,223	183,430	(4,772)	378,910	1,358,028	1,081	(321,647)	(1,321,211)	32,689	469,731	303,877	773,608
Income / (loss) for the year									168,166	168,166	(2,531)	165,635
Shareholders contributions											24,170	24,170
Share-based payments reserve			172					157	338	667		667
Redemption of preferred shares											(182,336)	(182,336)
Other comprehensive (loss) / income for the year							70,502	347		70,849	21,158	92,007
Changes in non-controlling interests								6,682		6,682	(18,064)	(11,382)
Balance at Dec. 31, 2022	163,223	183,430	(4,600)	378,910	1,358,028	1,081	(251,145)	(1,314,025)	201,193	716,095	146,274	862,369
Income / (loss) for the year									239,506	239,506	(13,039)	226,467
Shareholders contributions											9,424	9,424
Transfer to legal reserve						2,595			(2,595)
Share-based payments reserve			278					106	671	1,055		1,055
Other comprehensive (loss) / income for the year							(231,707)	19		(231,688)	(50,062)	(281,750)
Changes in non-controlling interests								12		12	(13,668)	(13,656)
Balance at Dec. 31, 2023	$ 163,223	$ 183,430	$ (4,322)	$ 378,910	$ 1,358,028	$ 3,676	$ (482,852)	$ (1,313,888)	$ 438,775	$ 724,980	$ 78,929	$ 803,909

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26.c.